Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties
a)	Receivables from related parties

						Current		Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2022	12-31-2021	12-31-2022	12-31-2021
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other Services	184,318	90,777	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	IT Services	1,619,319	1,543,540	—	—
Foreign	Enel Generación Costanera S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	187,436	184,990	—	—
Foreign	Enel Generación El Chocón S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	14,390	14,203	-	-
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	US$	Other Services	322,890	320,138	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	CLP	Other Services	222,193	-	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Engineering Services	15,178	14,980	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	1,451,125	1,435,123	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Common Immediate Parent	US$	Other Services	67,658	31,841	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	IT Services	881,246	737,980	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	158,018	1,533,188	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	188,236	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Technical Services	389,126	486,802	—	—
77.157.779-2	Enel X AMPCI Ebus Chile SpA	Chile	Associated	US$	Management services	-	3,239	—	—
77.157.781-4	Enel X AMPCI L1 Holdings SpA	Chile	Associated	US$	Management services	-	3,239	—	—
77.157.783-0	Enel X AMPCI L1 SpA	Chile	Associated	US$	Management services	-	16,471	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Technical Services	267,241	-	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	974,759	-	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Technical Services	232,786	33,905	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other Services	154,180	189,150	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	8,623,438	15,677,431	—	6,348,001
77.374.847-0	HIF H2 S.p.A	Chile	Joint venture	CLP	Capital advance	-	1,987,978	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	EUR	IT Services	-	96,464	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other Services	-	51,915	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	IT Services	122,891	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Engineering Services	1,627,025	734,715	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	89,269	140,226	—	—
Foreign	Endesa Energía	Spain	Common Immediate Parent	EUR	Gas Sales	31,754,264	-	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	28,514	29,197	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Engineering Services	51,516	50,844	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	CLP	Other Services	158,958	-	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	US$	Other Services	63,594	222,740	—	—
Foreign	Enel X North America Inc	United States	Common Immediate Parent	US$	Other Services	-	96,448	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	1,726,897	1,223,525	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	464,774	477,950	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	195,403,892	21,198,832	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	123,427	126,210	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Engineering Services	474,458	470,414	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	2,188	2,294	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	CLP	Other Services	230,975	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other Services	428,285	721,622	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	530,205	519,340	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	IT Services	—	102,449	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	EUR	Other Services	776,929	761,119	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	262,931	230,049	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	845,251	882,361	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	51,406	51,303	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Immediate Parent	EUR	Other Services	456,512	377,899	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	18,511	18,269	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	IT Services	334,125	384,250	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	CLP	Other Services	71,534	71,862	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Engineering Services	1,228,039	1,036,601	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other Services	605,760	558,576	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering Services	78,511	77,487	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Engineering Services	1,364,051	489,630	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Other Services	4,450	4,411	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	784,712	776,841	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Other Services	151,213	149,270	—	—
					Total	256,268,604	56,440,088	-	6,348,001

b)	Accounts payable to related parties

Taxpayer						Current		Non-current
ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2022	12-31-2021	12-31-2022	12-31-2021
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Generación Costanera S.A.	Argentina	Common Immediate Parent	US$	Purchase of materials	6,780	1,331,438	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	CLP	IT Services	83,004	81,921	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other Services	18,083	17,846	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	33,026	-	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Common Immediate Parent	US$	Other Services	492,612	307,897	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	Other Services	1,057	1,478	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	179,409	2,515,035	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	-	144,953	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	3,891,398	-	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	IT Services	528,182	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other Services	285,648	407,152	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other Services	197,933	246,923	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	18,616,494	6,484,164	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	CLP	Tolls	—	13,887	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other Services	—	5,167	—	—
Foreign	Enel Colombia S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Other Services	35,836	—	—	—
Foreign	Enel Colombia S.A. E.S.P.	Colombia	Common Immediate Parent	COP	Other Services	-	5,077	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	29,270	-	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Coal purchase	508,311	501,677	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other Services	88,636	-	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	EUR	Other Services	658,207	561,326	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	IT Services	656,798	225,322	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other Services	88,171	536,809	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other Services	440,402	436,649	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan payable	428,466,443	799,265,075	1,147,096,713	1,300,059,097
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	71,579	316,622	—	—
Foreign	Enel Energía	Italy	Common Immediate Parent	EUR	Other Services	552,771	556,018	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	1,327,547	1,324,716	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	9,025,183	5,916,002	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	70,811	95,565	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	8,123,201	5,977,965	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	1,329,550	3,050,405	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Engineering Services	215,601	203,833	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	1,298,786	1,304,026	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	819,835	787,719	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	24,982	26,185
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	US$	Commodity derivatives	74,001,856	36,208,560	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical Services	8,739,608	7,562,517	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	IT Services	534,305	303,992	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	CLP	Other Services	273,636	274,891	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	35,965,138	31,580,956	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	21,467,585	17,274,445	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	16,387,650	16,248,379	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	IT Services	6,528,805	4,485,802	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	325,189	330,865	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	IT Services	14,243,095	2,532,663	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Technical Services	5,453,612	5,170,559	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Engineering Services	1,113,099	1,145,568	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Other Services	1,552,756	1,617,382	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	990,303	1,033,214	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering Services	1,678,743	1,880,143	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	229,338,163	16,527,560	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	1,939	1,923	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	11,149,442	9,935,189	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	3,485,259	2,142,992	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Dividends	14,369,214	-	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	5,708,090	5,410,491	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	121,786	127,063	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	935,155	890,918	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	12,779,052	8,826,081	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Immediate Parent	EUR	IT Services	1,189,548	403,567	—	—
Foreign	Tecnatom SA	Italy	Common Immediate Parent	EUR	Engineering Services	-	33,386	—	—
					Total	946,498,574	1,004,597,958	1,147,096,713	1,300,059,097

(*) See letter d below.

Summary of Significant Transactions and Effect on Income or Expenses

The significant transactions with related companies that are not consolidated, are as follows:

					For the years ended December 31,
Taxpayer ID No.	Company	Country	Relationship	Transaction Description	2022	2021	2020
					ThCh$	ThCh$	ThCh$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas Sales	180,214,107	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration services and others	7,859,162	5,632,424	5,021,265
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(443,243,955)	(314,415,258)	(164,410,577)
Foreign	Enel X S.R.L.	Italy	Matriz Común	Technical Services	(3,545,918)	(5,284,971)	(3,435,918)
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	Engineering Services	—	—	(5,097,105)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	Technical Services	(2,260,739)	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	IT Services	—	(2,230,293)	—
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(2,340,510)	(5,305,537)	(3,800,471)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	36,940,008	35,815,215	(37,771,702)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Sales	166,792,281	—	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Purchase	—	(2,618,484)	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical Services	—	(2,227,749)	(2,183,183)
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(72,578,171)	(42,040,047)	(35,079,947)
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Technical Services	—	—	(3,172,872)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Engineering Services	—	—	(7,263,535)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical Services	(6,136,692)	(7,861,111)	(4,674,437)
76.802.924-3	Energía y Servicios South America SpA	Chile	Common Immediate Parent	IT Services	—	—	(2,128,624)

Summary of Compensation Paid to Members of the Board of Directors

				December 31, 2022
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January -December 2022	250,419	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January -December 2022	125,209	-	41,688
4.774.797-K	Pablo Cabrera Gaete	Director	January -December 2022	125,209	-	41,688
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January -December 2022	125,209	-	41,688
Foreign	Monica Girardi	Director	January -December 2022	-	-	-
Foreign	Isabella Alessio	Director	January -December 2022	-	-	-
Foreign	Salvatore Bernabei	Director	January -December 2022	-	-	-
			TOTAL	626,046	-	125,064

				December 31, 2021
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January -December 2021	216,204	-	-
Foreign	Giulio Fazio	Director	January -March 2021	-	-	-
4.461.192-9	Fernan Gazmuri Plaza	Director	January -December 2021	105,796	-	34,466
4.774.797-K	Pablo Cabrera Gaete	Director	January -December 2021	108,102	-	36,028
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January -March 2021	25,910	-	8,637
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	April - December 2021	76,460	-	25,481
Foreign	Monica Girardi	Director	April - December 2021	-	-	-
Foreign	Isabella Alessio	Director	April - December 2021	-	-	-
Foreign	Daniele Caprini	Director	January -March 2021	-	-	-
Foreign	Salvatore Bernabei	Director	January -December 2021	-	-	-
			TOTAL	532,472	-	104,612

				December 31, 2020
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January -December 2020	207,918	-	-
Foreign	Giulio Fazio	Director	January -December 2020	-	-	-
4.461.192-9	Fernan Gazmuri Plaza	Director	January -December 2020	103,959	-	34,653
4.774.797-K	Pablo Cabrera Gaete	Director	January -December 2020	103,959	-	34,653
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January -December 2020	103,959	-	34,653
Foreign	Daniele Caprini	Director	January -December 2020	-	-	-
Foreign	Salvatore Bernabei	Director	January -December 2020	-	-	-
			Total	519,795	-	103,959

Disclosure Of Compensation Of Key Management Personnel Explanatory

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Fabrizio Barderi (1)	Chief Executive Officer
Foreign	Giuseppe Turchiarelli	Administration Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
16.261.687-0	Juan Francisco Díaz Valenzuela (2)	Internal Audit Manager
27.965.892-2	Montserrat Palomar Quilez (3)	Sustainability and Relationship Manager
(1)	On March 1, 2022, Mr. Fabrizio Barderi was appointed Chief Executive Officer, replacing Mr. Paolo Palloti.
(2)	On February 1, 2022, Mr. Juan Francisco Díaz Valenzuela was appointed Internal Audit Manager, replacing Mr. Eugenio Belinchon Gueto.
(3)	On November 1, 2022, Ms. Montserrat Palomar Quilez took over as Sustainability and Relations Manager.

Summary of Compensation Received by Key Management Personnel

	December 31, 2022	December 31, 2021	December 31, 2020
	ThCh$	ThCh$	ThCh$
Remuneration	2,241,508	2,060,928	2,133,063
Short-term benefits for employees	261,306	260,400	272,714
Other long-term benefits	143,969	38,713	146,404
Total	2,646,783	2,360,041	2,552,181